Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2018
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Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS

Cash and deposits with banks at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Cash	¥703,138	¥1,123,128
Deposits with banks	53,992,931	46,207,027

Total cash and deposits with banks	¥54,696,069	¥47,330,155

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statement of cash flows at March 31, 2018, 2017 and 2016 is shown as follows:

	At March 31,
	2018	2017	2016
	(In millions)
Cash and deposits with banks	¥54,696,069	¥47,330,155	¥43,144,654
Less: term deposits with original maturities over three months	(627,837)	(606,795)	(597,960)
Less: cash segregated as deposits and others	(667,099)	(478,541)	(419,728)
Add: cash and cash equivalents included in assets held for sale	15,323	—	—

Cash and cash equivalents	¥53,416,456	¥46,244,819	¥42,126,966

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the SMBC Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2018, 2017 and 2016, the reserve funds required to be maintained by the SMBC Group, which were included in cash and cash equivalents, amounted to ¥1,689,340 million, ¥1,644,684 million and ¥1,436,232 million, respectively.